Long-term Debt and Other Financing Arrangements - Summary of Future Minimum Capital Lease Payments under Non-Cancelable Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 19
2014		15
2015		14
2016		14
2017		14
Thereafter		91
Total		167
Less: amount representing interest		60
Present value of minimum lease payments	106	107	115
Current portion		10
Total non-current portion		97
Present value of minimum lease payments	$ 106	$ 107	$ 115